Fair Value Measurements and Fair Value of Financial Instruments - Summary of Changes in Estimated Fair Value of Warrants Liabilities and Embedded Derivative Liability (Detail) (USD $)
In Thousands, unless otherwise specified
	9 Months Ended		12 Months Ended
	Sep. 30, 2014		Dec. 31, 2013		Dec. 31, 2012
Embedded Derivative Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance			$ 18	[1]
De-recognition of embedded derivative upon convertible notes conversion			(18)	[1]
Liability, issuances	0	[1]			24	[1]
Change in fair value	0	[1]			(6)	[1]
Exercises	0	[1]
Ending balance	0	[1]			18	[1]
Common Stock [Member] | Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	42		5
Obligation to issue a warrant					5
Liability, issuances	(41)
Change in fair value	(1)		37
Exercises	0
Ending balance	0		42		5
Series A and B Convertible Preferred Stock [Member] | Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	91		36		49
Liability, issuances	0
Change in fair value	760		55		(13)
Exercises	(851)
Ending balance	$ 0		$ 91		$ 36

[1]	In November 2013, the liability terminated upon the conversion of the notes into Series A convertible preferred stock.